Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 403
2013	405
2014	407
2015	410
2016	195
Thereafter	415
Finite-Lived Intangible Assets, Net, Total	2,235
Loan Processing Fee
Finite-Lived Intangible Assets [Line Items]
2012	357
2013	359
2014	361
2015	364
2016	149
Finite-Lived Intangible Assets, Net, Total	1,590
Lease Acquisition Costs
Finite-Lived Intangible Assets [Line Items]
2012	46
2013	46
2014	46
2015	46
2016	46
Thereafter	415
Finite-Lived Intangible Assets, Net, Total	$ 645